Senior Notes Payable - Schedule of Senior Notes Payable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	$ 1,311,329	$ 1,530,656	$ 1,681,151
Less: Unamortized debt issuance costs	(18)	(95)	(13,130)
Total Senior Notes Payable	1,311,311	1,530,561	1,668,021
Senior Notes [Member] | 6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal		145,211	146,432
Senior Notes [Member] | 5.50% Senior notes due March 31, 2026 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	101,451	216,662	217,440
Senior Notes [Member] | 6.50% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	178,433	180,464
Senior Notes [Member] | 5.00% Senior notes due December 31, 2026 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	177,563	322,667	324,714
Senior Notes [Member] | 6.00% Senior notes due January 31, 2028 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	213,876	264,345	266,058
Senior Notes [Member] | 5.25% Senior notes due August 31, 2028 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	362,999	401,307	$ 405,483
New Notes [Member] | 8.00% New Notes due January 1, 2028 [Member]
Debt Instrument [Line Items]
Senior Notes Payable, Subtotal	$ 277,007